Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands, shares in Millions	Sep. 30, 2022	Dec. 31, 2021
Other Current Assets [Line Items]
Investment in listed equity securities	$ 543,204	$ 450,225
Prepaid expenses	3,326	2,745
Other receivables	12,551	2,558
Other current assets	597,774	543,799
Dividends receivable	$ 0	$ 600
New Fortress Energy (NFE)
Other Current Assets [Line Items]
Equity instrument (in shares)	12.4	18.6
Golar Artic Conversion
Other Current Assets [Line Items]
Other receivables	$ 7,800
Oil and gas derivative
Other Current Assets [Line Items]
Gas derivative instrument (note 20)	0	$ 79,578
Commodity contract
Other Current Assets [Line Items]
MTM asset on TTF linked commodity swap (note 20)	5,423	1,753
Interest rate swap
Other Current Assets [Line Items]
Interest receivable from interest rate swaps	$ 5,700	$ 0